Financing Receivable, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financing receivable	$ 42,543,860	$ 43,864,192
Financing s receivable, net	42,543,860	43,864,192
Financial Receivable [Member]
Financing receivable	42,543,860	43,864,192
Allowance for credit losses	$ (2,239,151)	$ 0